INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments Abstract
INVESTMENTS

12.	INVESTMENTS

12.1.    Partnership with AES Brasil Energia S.A.

On August 16, 2021, the Company executed an investment agreement with a subsidiary of AES Brasil Energia S.A. to incorporate an entity in partnership for the construction of a wind energy park for self-generation in the wind farm complex of Cajuína, Rio Grande do Norte, with an installed capacity of 160MWm (average Megawatt), generating 80MWm to be supplied to the Company by means of a 15-year power purchase agreement.

The transaction was initiated on March 14, 2022, with the subscription of the shares of Potengi Holdings S.A. and partial capital contribution by BRF S.A. in the amount of R$60,060. From that date, BRF became owner of 50% of the capital stock and 24% of the economic rights of Potengi Holdings S.A., affiliated entity. During the year ended on December 31, 2022, BRF S.A. made an additional capital contribution to the capital already subscribed, in the amount of R$32,031. The operation of the park is scheduled to begin by 2024.

12.2.    Composition of the investments

	12.31.22	12.31.21
Investment in affiliates	100,481	6,520
Other investments	583	593
Total	101,064	7,113